LVIP Delaware Growth and Income Fund
LVIP Delaware Growth and Income Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Growth and Income Fund (the “Fund”) is to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Growth and Income Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Growth and Income Fund	Standard Class	Service Class
Management Fee	0.35%	0.35%
Distribution and/or Service (12b-1) fees	none	0.35%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.42%	0.77%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Delaware Growth and Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	43	135	235	530
Service Class	79	246	428	954

Expense Example, No Redemption LVIP Delaware Growth and Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	43	135	235	530
Service Class	79	246	428	954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000® Index. The market capitalization range of the Russell 1000 Index was $1.6 billion to $411.2 billion as of May 31, 2011, the index reconstitution date. The Fund will also place some emphasis on stocks of medium-sized companies.

The Fund’s management style focuses on seeking growth companies at a reasonable price by blending:
  a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
  a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks’ true worth; and are believed to be undervalued in the market relative to the companies’ industry peers.
The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and services.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and may experience difficulty closing out positions at prevailing market prices.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance may sometimes be lower than that of other types of funds.
  Income Stocks Risk: Income provided by the Fund may be reduced by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's Standard Class for one year, five year and ten year periods and the Fund's Service Class for one year, five year and lifetime periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 15.83%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.32%).
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Delaware Growth and Income Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	1.20%	(0.58%)	2.69%
Standard Class Russell 1000 Index	1.50%	(0.02%)	3.34%
Service Class	0.84%	(0.91%)		3.35%	May 19, 2004
Service Class Russell 1000 Index	1.50%	(0.02%)		4.39%	May 19, 2004